NOTE 5: THE TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2018
Note 5 Transaction
Disclosure of detailed information about Transaction

As Empower Healthcare Corporation was deemed to be the acquirer for accounting purposes, these consolidated financial statements present the historical financial information of Adira up to the date of the Transaction.

Consideration - shares	$614,415
Legal and professional fees relating to the Transaction	365,871
Net liabilities acquired	328,522
Listing fee	$1,308,808

Fair value of the net assets (liabilities) of Adira
Cash	$13,000
Accounts payable and accrued liabilities	(341,522)
$(328,522)